WARRANTS (Details 3) (USD $)	1 Months Ended	6 Months Ended
	Jan. 11, 2014	Jun. 30, 2014 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Jun. 30, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]
Class of Warrant or Right [Line Items]
Option, Outstanding, Beginning Balance (in shares)		257,500	257,500	257,500
Option, Granted (in shares)		293,880		0
Option, Forfeited (in shares)		0		0
Option, Exercised (in shares)	68,000	0		0
Option, Outstanding, Ending Balance (in shares)		551,380	257,500	257,500	257,500
Options, Weighted Average Exercise Price, Beginning Balance (in dollars per share)		$ 7.66	$ 7.66	$ 7.66
Options, Weighted Average Exercise Price, Ending Balance (in dollars per share)		$ 9.90	$ 7.66	$ 7.66	$ 7.66
Options Weighted Average Remaining Contractual Life (years)		2 years 4 months 13 days	2 years 5 months 23 days	2 years 5 months 23 days	2 years 11 months 19 days